SCHEDULE F INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Investments [Line Items]
Beginning, balance	$ 1,856,380	$ 14,500,000
Addition	3,342,859	26,110,738	1,858,617	14,500,000
Loss due to mark-to-market of a derivative asset	(251,315)	(1,963,000)
Ending, balance	$ 4,947,924	38,647,738	$ 1,856,380	14,500,000
Cost Method Investments Without Readily Determinable Fair Value [Member]
Schedule of Investments [Line Items]
Beginning, balance		14,500,000
Addition		26,110,738		14,500,000
Loss due to mark-to-market of a derivative asset		(1,963,000)
Ending, balance		$ 38,647,738		$ 14,500,000